Direxion Monthly NASDAQ-100 Bull 1_25X Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Direxion Monthly NASDAQ-100 Bull 1_25X Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	28.58%	66.61%	(40.88%)	32.35%	58.71%	46.35%	(3.39%)	39.05%